Financial Instruments - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash Equivalents	₩ 3,514,872	₩ 2,643,865
Borrowings	5,486,333	7,487,780
Financial guarantee liabilities	64,267
Others	1,725,912
Short-term financial instruments	6,861,242	6,099,303
Other receivables	1,581,517	1,385,629
Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	24,590,469	23,037,857
Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	26,395,305	26,190,545
Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	106,104	16,662
Short-term financial instruments	6,861,242	6,099,303
Debt securities	28,087	27,229
Other securities	340,008	338,106
Other receivables	2,000	2,000
Derivative hedging instruments(*2)	6,174	32,421
Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,204,902	1,238,630
Debt securities	5,686	1,638
Amortized cost [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash Equivalents	3,514,872	2,643,865
Trade accounts and notes receivable	8,214,459	8,819,617
Debt securities	334,153	8,447
Other receivables	2,193,700	1,843,381
Deposit instruments	1,779,082	1,966,558
Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	32,193	60,047
Derivative hedging instruments(*2)	12,861	13,710
Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Trade accounts and notes payable	3,442,989	4,035,960
Borrowings	20,441,613	20,209,270
Financial guarantee liabilities	64,267	68,205
Others	2,401,382	1,803,353
Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	8,554,203	7,755,989
Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	20,711,530	20,450,862
Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	106,104	16,662
Short-term financial instruments	6,861,242	6,099,303
Debt securities	28,087	27,229
Other securities	340,008	338,106
Other receivables	2,000	2,000
Derivative hedging instruments(*2)	6,174	32,421
Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	422,721	347,116
Debt securities	5,686	1,638
Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	32,193	60,047
Derivative hedging instruments(*2)	12,861	13,710
Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	20,666,476	20,377,105
Level 1 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	783,330	892,738
Level 1 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other securities	1,222	1,224
Level 1 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	782,108	891,514
Level 2 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	6,976,923	6,153,591
Level 2 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	20,711,530	20,450,862
Level 2 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	106,104	16,662
Short-term financial instruments	6,861,242	6,099,303
Other securities	3,330	5,205
Derivative hedging instruments(*2)	6,174	32,421
Level 2 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	32,193	60,047
Derivative hedging instruments(*2)	12,861	13,710
Level 2 [member] | Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	20,666,476	20,377,105
Level 3 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	793,950	709,660
Level 3 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities	28,087	27,229
Other securities	335,456	331,677
Other receivables	2,000	2,000
Level 3 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,204,902	1,238,630
Debt securities	₩ 5,686	₩ 1,638